Annual Operating Expenses {- Fidelity® Series Long-Term Treasury Bond Index Fund} - 02.28 Fidelity Series Long-Term Treasury Bond Index Fund Series PRO-08 - Fidelity® Series Long-Term Treasury Bond Index Fund - Fidelity Series Long-Term Treasury Bond Index Fund-Default
Apr. 29, 2021
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none